Exceptional items (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Exceptional Items Included in Income Statement

The exceptional items included in the income statement are as follows:

Million US dollar	2018	2017	2016
Restructuring	(385)	(468)	(323)
Acquisition costs business combinations	(74)	(155)	(448)
Business and asset disposal (including impairment losses)	(26)	(39)	377
Provision for EU investigation	(230)	—	—

Impact on profit from operations	(715)	(662)	(394)